Summary of Significant Accounting Policies and Practices (Details) - Schedule of estimated useful lives - Office equipment, fixtures and furniture [Member]	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies and Practices (Details) - Schedule of estimated useful lives [Line Items]
Depreciation method	Straight-line
Estimated useful lives	5 years